VESSELS AND EQUIPMENT, NET - SCHEDULE OF VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Cost	$ 2,267,819	$ 2,263,166
Accumulated depreciation	(615,109)	(532,518)
Net book value	1,652,710	1,730,648
Depreciation and amortization expense	82,600	81,900	$ 72,600
Vessels and equipment pledged as collateral	1,511,200	1,730,600
Drydocking
Property, Plant and Equipment
Cost	97,700	93,400
Accumulated depreciation	(60,300)	(43,900)
Mooring Equipment
Property, Plant and Equipment
Cost	37,800
Accumulated depreciation	$ (16,700)	$ (13,100)